Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net sales	$ 675,455	$ 534,792	$ 639,813
Cost of sales	411,037	332,434	423,964
Gross profit	264,418	202,358	215,849
Research and development costs	30,867	23,586	22,487
Selling, general and administrative expenses	125,828	110,616	99,091
Impairment of CUI tradename	0	400	0
Restructuring (credits) charges	(677)	3,459	10,114
Gain on sale of properties	(5,701)	0	(3,819)
Earnout liability adjustments	3,105	0	0
Income from operations	110,996	64,297	87,976
Gain on sale of Czech Republic business	0	0	980
Interest expense	(14,751)	(4,078)	(2,850)
Interest income	1,035	4,754	1,697
Impairment of equity method investment and related party notes	(13,087)	0	0
Other income (expense), net	10,857	(3,165)	(4,503)
Earnings before provision for income taxes	95,050	61,808	83,300
Provision for income taxes	20,939	12,616	9,469
Net earnings available to common shareholders	74,111	49,192	73,831
Less: Net earnings attributable to noncontrolling interest	3,452	484	0
Redemption value adjustment attributable to noncontrolling interest	9,123	7,748	0
Net earnings attributable to Bel Fuse shareholders	$ 61,536	$ 40,960	$ 73,831
Common Class A [Member]
Net earnings per common share:
Net earnings per common share, basic (in dollars per share)	$ 4.65	$ 3.1	$ 5.52
Weighted-average shares outstanding:
Weighted-average number of shares outstanding - basic (in shares)	2,115	2,124	2,142
Common Class B [Member]
Net earnings per common share:
Net earnings per common share, basic (in dollars per share)	$ 4.91	$ 3.28	$ 5.83
Net earnings per common share, diluted (in dollars per share)	$ 4.9	$ 3.28	$ 5.83
Weighted-average shares outstanding:
Weighted-average number of shares outstanding - basic (in shares)	10,525	10,491	10,634
Weighted-average number of shares outstanding - diluted (in shares)	10,546	10,491	10,634